Note 2 - Allowance for Credit Losses: Past Due Financing Receivables (Tables)	3 Months Ended
Mar. 31, 2022
Tables/Schedules
Past Due Financing Receivables

March 31, 2022	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 4,551,246	$ 1,995,548	$ 3,927,175	$ 10,473,969
Premier Loans	1,330,890	684,610	1,227,352	3,242,852
Other Consumer Loans	17,402,721	10,028,641	18,384,653	45,816,015
Real Estate Loans	775,625	314,274	1,298,104	2,388,003
Sales Finance Contracts	2,427,192	1,460,136	2,410,980	6,298,308
Total	$ 26,487,674	$ 14,483,209	$ 27,248,264	$ 68,219,147

December 31, 2021	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$ 2,752,871	$ 2,446,703	$ 3,597,241	$ 8,796,815
Premier Loans	915,525	554,662	1,260,027	2,730,214
Other Consumer Loans	15,190,957	9,270,399	18,579,878	43,041,234
Real Estate Loans	656,780	440,155	1,117,924	2,214,859
Sales Finance Contracts	2,176,581	1,134,376	2,385,007	5,695,964
Total	$ 21,692,714	$ 13,846,295	$ 26,940,077	$ 62,479,086